Property Plant And Equipment (Schedule Of Future Minimum Payments Under Non Cancelable Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 39
2014	35
2015	26
2016	22
2017	14
Thereafter	24
Operating Leases, Future Minimum Payments Due, Total	$ 160